SHARE-BASED COMPENSATION AND OTHER PLANS (Details 3)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Time-vested RSUs
Other Share-Settled Awards Under Share-Based Plans
Shares granted under the plans	1,502,238
Number of shares outstanding	191,674	117,664
RSU's awarded and vested (in shares)	1,410,100
AIG 2010 Stock Incentive Plan
Other Share-Settled Awards Under Share-Based Plans
Total number of shares of common stock permitted to be issued under the plan	60,000,000
Reduction in the number of shares available for grants	1
Number of shares reserved for future grants	31,287,400
AIG 2010 Stock Incentive Plan | Restricted stock
Other Share-Settled Awards Under Share-Based Plans
Shares granted under the plans	1,135,166	587,681
Vesting period, from date of grant	P2Y to P3Y
AIG 2007 Stock Incentive Plan | Restricted stock
Other Share-Settled Awards Under Share-Based Plans
Shares granted under the plans		118,605
Shares transferable in March, 2011		39,535
Anniversary period from grant for transferability of remaining restricted stock based on the terms of the employee's award, second anniversary (in years)		2
Anniversary period from grant for transferability of remaining restricted stock based on the terms of the employee's award, third anniversary (in years)		3
AIG 2007 Stock Incentive Plan | Time-vested RSUs
Other Share-Settled Awards Under Share-Based Plans
Shares granted under the plans		114,521
Vesting period, from date of grant	P2Y to P3Y
AIG 2002 Stock Incentive Plan
Other Share-Settled Awards Under Share-Based Plans
Number of shares outstanding	38,958	43,064
RSU's awarded and vested (in shares)	2,193
AIG 2002 Stock Incentive Plan | AIG DCPPP
Other Share-Settled Awards Under Share-Based Plans
Number of shares outstanding	34,126
Number of installments of vesting periods	3
AIG 2002 Stock Incentive Plan | Partners Plan
Other Share-Settled Awards Under Share-Based Plans
Number of shares outstanding	19,950
Number of installments of vesting periods	3
SICO Plans
Other Share-Settled Awards Under Share-Based Plans
Number of shares outstanding	195,907	238,613
Completion of age of the employee after which the awards can be vested (in years)	65
RSU's awarded and vested (in shares)	17,945